Critical accounting judgements and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2021
Critical accounting judgements and key sources of estimation uncertainty
Critical accounting judgements and key sources of estimation uncertainty

4.Critical accounting judgements and key sources of estimation uncertainty

In the application of the Company’s accounting policies, which are described above, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The following areas are areas where key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

Critical estimates in applying accounting policies

Research and development cost accruals

The Company recognizes costs of $163.7 million, as specified in note 15 to the financial statements, incurred for clinical trial activities and manufacturing of drug products, as research and development expenses based on an evaluation of its vendors’ progress toward completion of specific tasks. Timing of payment may differ significantly from the period in which the costs are recognized as expense, resulting in clinical trial accruals recognized within “Trade and other payables” in the consolidated statements of financial position.

Quantification of the research progress and the translation of the progress to these accruals requires estimates, because the progress is not directly observable. In estimating the vendors’ progress toward completion of specific tasks, the Company therefore uses non-financial data such as patient enrollment, clinical site activations and vendor information of actual costs incurred. This data is obtained through reports from or discussions with Company personnel and outside service providers as to the progress or state of completion of trials, or the completion of services. Costs are expensed over the service period the services are provided. Costs for services provided that have not yet been paid are recognized as accrued expenses.